Organization and Basis of Presentation	3 Months Ended	12 Months Ended
	May 31, 2021	Feb. 28, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation
1. Organization and Basis of Presentation
Organization and Description of Business
CC Neuberger Principal Holdings I (CCNB1) was a blank check company incorporated in the Cayman Islands on January 14, 2020 for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses. CCNB1’s sponsor was CC Neuberger Principal Holdings I Sponsor LLC, a Delaware limited liability company (Sponsor). CCNB1 became a public company on April 28, 2020 through an initial public offering (IPO).
On February 4, 2021 (Closing Date), CCNB1 and E2open Holdings, LLC and its operating subsidiaries (E2open Holdings) completed a business combination (Business Combination) contemplated by the definitive Business Combination Agreement entered into on October 14, 2020 (Business Combination Agreement). In connection with the finalization of the Business Combination, CCNB1 changed its name to “E2open Parent Holdings, Inc.” and changed its jurisdiction of incorporation from the Cayman Islands to the State of Delaware (Domestication).
Immediately following the Domestication, various entities merged with and into E2open, with E2open as the surviving company. Additionally, E2open Holdings became a subsidiary of E2open with the equity interests of E2open Holdings held by E2open and existing owners of E2open Holdings. The existing owners of E2open Holdings are considered noncontrolling interests in the condensed consolidated financial statements.
We are headquartered in Austin, Texas. We are a leading provider of 100% cloud-based, end-to-end
supply chain management software. Our software combines networks, data and applications to provide a deeply embedded, mission-critical platform that allows customers to optimize their supply chain by accelerating growth, reducing costs, increasing visibility and driving improved resiliency. Given the business-critical nature of our solutions, we maintain deep, long-term relationships with our customers across a wide range of end-markets,
including technology, consumer, industrial and transportation, among others.
Basis of Presentation
As a result of the Business Combination, for accounting purposes, the Company is the acquirer and E2open Holdings is the acquiree and accounting predecessor. The financial statement presentation includes the financial statements of E2open Holdings as “Predecessor” for periods prior to the Closing Date and of the Company as “Successor” for the periods after the Closing Date, including the consolidation of E2open Holdings.
These unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP) for interim financial information and with the instructions to Form
10-Q
and Article 10 of Regulation
S-X.
Accordingly, they do not include all the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three months ended May 31, 2021 are not necessarily indicative of the results that may be expected for the fiscal year ending February 28, 2022. For further information, refer to the consolidated financial statements and notes thereto included in our Annual Report on Form
10-K
for the fiscal year ended February 28, 2021 filed with the U.S. Securities and Exchange Commission (SEC) on May 20, 2021 (2021 Form
10-K).
Use of Estimates
The preparation of our condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts in the condensed consolidated financial statements and accompanying notes. Actual results could differ from those estimates.
Reclassifications
Financing lease obligation were previously included in current portion of notes payable and capital lease obligations as well as notes payable and capital lease obligations on the Consolidated Balance Sheets. Beginning March 1, 2021, capital lease obligations became financing lease obligations and were presented separately on the Consolidated Balance Sheets. Additionally, financing leases are no longer presented with notes payable in the notes to the financial statements as all leases are presented together in one note. These reclassifications and changes did not affect our net income, total assets, liabilities, equity or cash flows.
Seasonality
Our quarterly operating results have fluctuated in the past and are expected to fluctuate in the future due to a variety of factors, many of which are outside of our control, including seasonality in our business as a result of customer budget cycles and customary European vacation schedules, with higher sales in the third and fourth fiscal quarters. As a result, our past results may not be indicative of our future performance and comparing our operating results on a period-to-period
basis may not be meaningful.

1.	ORGANIZATION AND DESCRIPTION OF BUSINESS
Organization
CC Neuberger Principal Holdings I (CCNB1) was a blank check company incorporated in the Cayman Islands on January 14, 2020. CCNB1 was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses. CCNB1’s sponsor was CC Neuberger Principal Holdings I Sponsor LLC, a Delaware limited liability company (Sponsor). CCNB1 became a public company on April 28, 2020 through an initial public offering (IPO) of 41,400,000 units at $10.00 per unit and private placement of 10,280,000 warrants generating gross proceeds of $424.3 million. Upon the closing of the IPO and private placement, $414.0 million of the proceeds were placed in a trust account (Trust Account) and invested until the completion of the Business Combination, as described below.
On February 4, 2021 (Closing Date), CCNB1 and E2open Holdings, LLC and its operating subsidiaries (E2open Holdings) completed a business combination (Business Combination) contemplated by the definitive Business Combination Agreement entered into on October 14, 2020 (Business Combination Agreement). In connection with the finalization of the Business Combination, CCNB1 changed its name to “E2open Parent Holdings, Inc.” (the Company or E2open) and change its jurisdiction of incorporation from the Cayman Islands to the State of Delaware (Domestication).
Immediately following the Domestication, various entities merged with and into E2open, with E2open as the surviving company. Additionally, E2open Holdings became a subsidiary of E2open with the equity interests of E2open Holdings held by E2open and existing owners of E2open Holdings. The existing owners of E2open Holdings are considered noncontrolling interests in the consolidated financial statements.
E2open contributed, as a capital contribution in exchange for a portion of the equity interests in E2open Holdings it acquired, the amount of cash available after payment of the merger consideration under the Business Combination Agreement. The merger consideration along with new financing proceeds were used to pay transaction expenses, repay indebtedness and fund the expense account of the representative of the Company’s equity holders under the Business Combination Agreement. Additionally, the limited liability company agreement of E2open Holdings was amended and restated to, among other things, reflect the Company Merger and admit E2open Parent Holdings, Inc. as the managing member of the Company.
As a result of the Business Combination, the Company’s trading symbol on the New York Stock Exchange (NYSE) was changed from “PCPL” to “ETWO”.
See Note 3,
Business Combination and Acquisitions
and Note 11,
Tax Receivable Agreement
for additional information.
Description of Business
The Company is headquartered in Austin, Texas. E2open is a leading provider of 100% cloud-based, end-to-end
supply chain management software. The Company’s software combines networks, data and applications to provide a deeply embedded, mission-critical platform that allows customers to optimize their supply chain by accelerating growth, reducing costs, increasing visibility and driving improved resiliency. Given the business- critical nature of the Company’s solutions, it maintains deep, long-term relationships with its customers across a wide range of end-markets,
including technology, consumer, industrial and transportation, among others.
The
COVID-19
pandemic has caused business disruptions worldwide since January 2020. The full extent to which the pandemic will impact the Company’s business, operations, cash flows and financial condition will depend on future developments that are difficult to accurately predict. The Company has experienced modest adverse impacts as it relates to lengthening of sales cycles and delays in delivering professional services and training to customers. The Company has also experienced modest positive impacts from cost savings in certain operating expenses due to reduced business travel, deferred hiring for some positions and the cancellation or virtualization of customer events.
As the global pandemic continues to evolve, the Company will continue monitoring the situation to understand its impacts on its business and operations.